Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

a)
In May 2013, the Partnership entered into an agreement with Statoil, on behalf of the field license partners, to provide an FSO unit for the Gina Krog oil and gas field located in the North Sea. A new FSO unit was converted from the Randgrid shuttle tanker to service the contract with Statoil and commenced operations in late-2017. In November 2017, the Partnership received a statement of claim from Sembcorp Marine Ltd. (or Sembcorp), the shipyard which completed the conversion of the FSO unit, relating to disputed variation orders in the amount of approximately $100 million. In February 2018, the Partnership filed a counterclaim for outstanding items and liquidated damages. As at December 31, 2017, the Partnership has accrued its best estimate for the potential liability related to these disputes, which is included in the total FSO project costs of $382 million. The Partnership estimates that the range of possible losses, in addition to what has already been accrued as of December 31, 2017, is between nil and $4 million.

b)
In August 2014, the Partnership acquired 100% of the outstanding shares of Logitel, a Norway-based company focused on high-end UMS. At the time of this transaction, affiliates of Logitel were parties to construction contracts for three UMS newbuildings ordered from COSCO (Nantong) Shipyard (or COSCO) in China. The Partnership took delivery of one unit, the Arendal Spirit, in February 2015.

In June 2016, the Partnership canceled the UMS construction contracts for the two remaining UMS newbuildings, the Stavanger Spirit and the Nantong Spirit. As a result of this cancellation, during the second quarter of 2016, the Partnership wrote-off $43.7 million of assets related to these newbuildings and reversed contingent liabilities of $14.5 million associated with the delivery of these assets (see notes 4 and 18). An estimate of the potential damages for the cancellation of the Stavanger Spirit newbuilding contract is based on the amount due for the final yard installment of approximately $170 million less the estimated fair value of the Stavanger Spirit. Given the unique design of the vessel as well as the lack of recent sale and purchase transactions for this type of asset, the value of this vessel, and thus ultimately the amount of potential damages that may result from the cancellation, is uncertain. During December 2017, Logitel Offshore Rig II Pte Ltd., the single-purpose subsidiary relating to the Stavanger Spirit, received a notice of arbitration from COSCO to arbitrate all disputes arising from the cancellation of the construction contract of the Stavanger Spirit UMS and during March 2018, COSCO commenced arbitration against Logitel Offshore Rig II Pte Ltd. and Logitel Offshore Pte. Ltd. claiming $186.2 million plus interest, damages and costs. Pursuant to the Stavanger Spirit newbuilding contract and related agreements, COSCO only has recourse to the single-purpose subsidiary that was a party to the Stavanger Spirit newbuilding contract and its immediate parent company, Logitel Offshore Pte. Ltd., for damages incurred.

The Partnership's estimate of potential damages for the cancellation of the Nantong Spirit newbuilding contract is based upon estimates of a number of factors, including accumulated costs incurred by COSCO, sub-supplier contract cancellation costs, as well as how such costs are treated under the termination provisions in the newbuilding contract. The Partnership estimates that the amount of potential damages faced by it in relation to the cancellation of the Nantong Spirit contract could range between $10 million and $40 million. Pursuant to the Nantong Spirit newbuilding contract, COSCO only has recourse to the single-purpose subsidiary that was a party to the Nantong Spirit newbuilding contract, and subject to the pre-action disclosure proceedings referred to above. During June 2017, Logitel Offshore Rig III LLC, the single-purpose subsidiary relating to the Nantong Spirit, received a claim from COSCO for $51.9 million for the unpaid balance for work completed, cancellation costs and damages, and during the third quarter of 2017, COSCO commenced arbitration against Logitel Offshore Rig III LLC. Logitel Offshore Rig III LLC is disputing this claim.

As at December 31, 2017, the Partnership's subsidiaries have accrued $38 million in the aggregate related to the above claims and potential claims related to Logitel from COSCO.

During September 2016, Sevan Marine ASA (or Sevan) commenced an action against Logitel in the Oslo District Court. The action relates to the agreements between Sevan and CeFront, related to the 2013 transfer by Sevan to Logitel Offshore Pte. Ltd. or its wholly-owned subsidiaries (collectively, Logitel Offshore), which was then owned by CeFront, of two hulls to be converted into UMS, including a $60 million bond loan (of which $41 million was a vendor credit and $19 million was a cash loan) granted by a Sevan affiliate to Logitel (or the 2013 Transaction). The action also relates to agreements between Sevan and the Partnership entered into in connection with the Partnership's acquisition of Logitel from CeFront in 2014 (or the 2014 Transaction). Sevan claimed that the $60 million bond loan to Logitel contravened certain provisions of Norwegian corporate law and that Sevan was entitled to the remaining payment of $50 million plus interest set at the court’s discretion. Logitel disputed these claims. In October 2017, the court dismissed Sevan’s claim in its entirety and awarded Logitel costs. In November 2017, Sevan appealed this judgment. The Partnership reversed the accrual it had in place regarding the bond loan previously granted by Sevan to Logitel, as the likelihood of an adverse decision from the appeal of the judgment was no longer considered probable. In addition, Sevan presented Logitel Offshore with a formal notice of claim and request for arbitration seeking in excess of $11 million for license and service fees, which Sevan claimed were payable in connection with the delivery of the Arendal Spirit UMS, for which liability may have arose with subsidiaries of the Partnership. In October 2017, Logitel Offshore and Sevan settled this claim, with the Partnership paying $4.5 million to Sevan in full and final settlement of the disputes. As part of the settlement, Logitel Offshore also obtained a transferable worldwide license for the Arendal Spirit UMS.

In addition, in September 2016 CeFront commenced an action against subsidiaries of the Partnership in the Oslo District Court, claiming that $3.8 million was due under a management agreement. CeFront also claimed that $3.3 million was due under the earn-out provisions of the contracts related to the Arendal Spirit and that $20.2 million was due or would have become due related to the earn-out provisions of the contracts for the Stavanger Spirit and Nantong Spirit. In September 2017, CeFront and subsidiaries of the Partnership settled these claims for $10.0 million, payable by subsidiaries of the Partnership, of which $7.5 million was paid as at December 31, 2017 and the balance is to be paid in quarterly installments through June 1, 2020.

c)
In December 2014, the Partnership acquired the Petrojarl I FPSO unit from Teekay Corporation for $57 million. The Petrojarl I underwent upgrades at the Damen Shipyard Group’s DSR Schiedam Shipyard (or Damen) in the Netherlands prior to being moved to the Aibel AS shipyard (or Aibel) in Norway where its upgrades were completed. The unit sailed away from Aibel on December 15, 2017 and arrived on the Atlanta field on January 11, 2018 for field installation and testing. The estimated total cost of the upgrades is approximately $528 million, which includes the cost of acquiring the unit. The FPSO is scheduled to commence operations during the second quarter of 2018 under a five-year charter contract with QGEP. As at December 31, 2017, payments made towards these commitments, including the acquisition of the Petrojarl I FPSO unit from Teekay Corporation, totaled $493.2 million and the remaining payments required to be made are estimated to be approximately $34.8 million (2018). The Partnership financed $171.2 million of the Petrojarl I FPSO upgrade cost through a fully-drawn long-term loan.

During the year ended December 31, 2017, the carrying value of the Petrojarl I FPSO unit was written down to its estimated fair value as a result of increasing costs associated with required additional upgrade work and estimated liquidated damages, payable to the charterer, associated with the delay in the commencement of the unit's operations (see note 18). Due to project delays in the delivery of the unit resulting from shipyard delays, an increased scope of work relating to field-specific requirements and the age of the unit, in July 2017 the Partnership agreed with QGEP to a revised delivery date of late-2017, a revised charter acceptance date of early-2018 and other amendments to the terms of the charter agreement. The Partnership is currently in formal arbitration with Damen as to the settlement of the shipyard costs. The lenders under the credit facility financing the upgrades agreed to extend the availability date of the loan for successive periods up to March 30, 2018, as the loan was subject to a mandatory prepayment provision, initially in early October 2016, if the unit was not accepted at that time by QGEP. These interim extensions provided additional time for the Partnership to complete the FPSO upgrades and commence operations and thereafter, amend the loan facility to reflect the revised start-up schedule. As at December 31, 2017, the Partnership had $24.3 million cash held in escrow to fund the final upgrade costs (December 31, 2016 - $60 million). This amount is presented in Restricted Cash - current on the consolidated balance sheet.

d)
In March 2014, the Partnership acquired 100% of the shares of ALP, a Netherlands-based provider of long-haul ocean towage and offshore installation services to the global offshore oil and gas industry. Concurrently with this transaction, the Partnership and ALP entered into an agreement with Niigata Shipbuilding & Repair of Japan for the construction of four state-of-the-art SX-157 Ulstein Design ultra-long-distance towing and anchor handling vessel newbuildings. Three vessels were delivered to the Partnership in September 2016, June 2017 and October 2017, respectively. The remaining newbuilding, the ALP Keeper, was delivered in February 2018. The total cost to acquire these newbuildings was approximately $258 million. As at December 31, 2017, payments made towards these commitments totaled $233.9 million and the remaining payments required under these newbuilding contracts were $23.7 million and were made on delivery of the ALP Keeper in 2018. During 2016, the shipyard paid the Partnership $7.0 million due to a delay in the delivery of the ALP Striker, and in 2017, the shipyard paid the Partnership $24.6 million due to the delays in the delivery of the remaining three newbuildings that were yet to be delivered at that time. The Partnership secured a long-term debt facility of approximately $185 million to finance the newbuilding installments, of which $22.6 million was undrawn as at December 31, 2017.

e)
In June 2015, the Partnership entered into 15-year contracts, plus extension options, with a group of oil companies to provide shuttle tanker services for oil production on the East Coast of Canada. These contracts were initially being serviced by three third party-owned shuttle tankers operating on the East Coast of Canada, which were chartered-in to the Partnership. One of these vessels was replaced by one of the Partnership’s existing shuttle tankers, the Navion Hispania, during the third quarter of 2015. The Partnership entered into contracts to construct three Suezmax DP2 shuttle tanker newbuildings for an aggregate fully built-up cost of approximately $370 million. These vessels are replacing the existing vessels servicing the East Coast of Canada. Two of the three vessels, the Beothuk Spirit and the Norse Spirit, were delivered to the Partnership in October 2017 and November 2017, respectively, and the remaining vessel was delivered in March 2018. As at December 31, 2017, payments made towards these commitments totaled $277.0 million and the remaining payments required to be made under these newbuilding contracts were $93.2 million (2018). The Partnership secured long-term debt financing of $250 million to finance the newbuilding installments, of which $58.1 million was undrawn as at December 31, 2017.

f)
In March 2016, Petrobras claimed that the Partnership’s November 2011 cessation of paying certain agency fees with respect to the Piranema Spirit FPSO unit’s charter contract should have resulted in a corresponding 2% rate reduction on the FPSO contract with Petrobras. The Partnership has estimated the maximum amount of the claim at $10.9 million. As at December 31, 2017, the Partnership had accrued $10.0 million (December 31, 2016 - $5.4 million) from a return of 2% of the charter hire previously paid by Petrobras on the charter contract for the period from October 2007 up to December 31, 2017. The remaining $0.9 million will be accrued as a 2% reduction of future charter hire to the end of the term of the FPSO contract with Petrobras.

g)
In October 2016, the Partnership received a claim from Royal Dutch Shell Plc (or Shell) for liquidated damages of $23.6 million based on Shell's allegation that the Petrojarl Knarr FPSO unit did not meet the completion milestone on time. In August 2017, Shell served the Partnership with a notice of arbitration. Shell is also claiming that the Partnership's inability to meet the completion milestone within the specified grace period in effect triggered a 20% reduction in the price for which Shell may purchase the Petrojarl Knarr FPSO unit from the Partnership pursuant to a purchase option agreement. In a counterclaim, the Partnership has alleged that the completion milestone was met within the grace period and that Shell caused delays due to certain defaults in Shell’s specifications, as well as other events. The Partnership claims that, due to delays caused by Shell, the Partnership is entitled to the daily lease rate under the contract for the unit commencing prior to when Shell actually started paying such rate and that Shell is not entitled to a reduction in the purchase option price. The duration of the period that the Partnership claims to be entitled to receive additional daily lease payments is in dispute. Uncertainty exists as to the resolution of the various claims. The Partnership has commenced arbitration proceedings with Shell and is unable to provide an estimate of the possible net loss or range of net loss at this time. However, the Partnership expects that the amount of its claim relating to the counterclaim will meet or exceed Shell's claim for liquidated damages. As of December 31, 2017, the Partnership had not accrued for any potential liability relating to these claims.

h)
In early-November 2016, the Arendal Spirit UMS experienced an operational incident relating to its dynamic positioning system. As a result of this operational incident, and a gangway incident that occurred in April 2016, the charterer, Petroleo Netherlands B.V., initiated an operational review and suspended its charter hire payments beginning in November 2016. The Partnership has completed an investigation to identify the cause of such incidents and implemented corrective actions. In April 2017, Petroleo Netherlands B.V. notified Logitel Offshore Norway AS, a subsidiary of the Partnership, that Petroleo Netherlands B.V. was terminating the charter contract for the Arendal Spirit UMS and would not pay the charter hire payments from November 2016. The Partnership has disputed the grounds for termination and filed a claim in January 2018 for unpaid standby fees and damages for wrongful termination of the time-charter contract. The unit is currently in lay-up.

i)
In 2017, the Partnership entered into shipbuilding contracts with Samsung Heavy Industries Co., Ltd. to construct four Suezmax DP2 shuttle tanker newbuildings, for an aggregate fully built-up cost of approximately $587 million. These newbuilding vessels are being constructed based on the Partnership's new Shuttle Spirit design which incorporates technologies to increase fuel efficiency and reduce emissions, including liquefied natural gas (or LNG) propulsion technology. Upon expected delivery in late-2019 through 2020, these vessels are to provide shuttle tanker services in the North Sea, with two to operate under the Partnership’s existing master agreement with Statoil, which will add vessel capacity to service the Partnership’s CoA portfolio in the North Sea, and two to operate directly within the North Sea CoA fleet. As at December 31, 2017, payments made towards these commitments were $24.0 million and the remaining payments required to be made are estimated to be $58.1 million (2018), $225.4 million (2019) and $279.8 million (2020). The Partnership expects to secure long-term debt financing related to these shuttle tanker newbuildings.

j)
In 2017, the Partnership adopted ASC-205-40, Presentation of Financial Statements - Going Concern, which requires management to assess if the Partnership will have sufficient liquidity to continue as a going concern for the one-year period following the issuance of its financial statements. Despite generating $235 million of cash flows from operating activities during 2017, the Partnership ended the year with a working capital deficit of $541 million. This working capital deficit is driven primarily from scheduled 2018 maturities and repayments of outstanding debt of $590 million which were classified as current liabilities as at December 31, 2017. In addition to these obligations, the Partnership also anticipates making payments related to commitments to fund vessels under construction or undergoing conversions/upgrades during 2018 through 2020 of approximately $715 million, of which $80.7 million is expected to be funded from pre-arranged financing and a further $24.3 million is held in escrow as funding for the Petrojarl I FPSO project.

Based on these factors, over the one-year period following the issuance of these financial statements, the Partnership will need to obtain additional sources of financing, in addition to amounts generated from operations, to meet its obligations and commitments and minimum liquidity requirements under its financial covenants. The proceeds from the Brookfield Transaction (see note 1) and the issuance of the Series E Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units (or the Series E Preferred Units) in early-2018 (see note 20) have strengthened the Partnership's capital structure and increased its liquidity. Additional potential sources of financing include raising additional capital through equity issuances, refinancing debt facilities, increasing amounts available under existing debt facilities, entering into new debt facilities, including long-term debt financing related to the four shuttle tanker newbuildings ordered, loans from the Partnership's sponsors, Teekay Corporation and Brookfield, extensions or redeployments of existing assets and the sale of partial interests of assets.
The Partnership is actively pursuing the funding alternatives described above, which it considers probable of completion based on the Partnership’s history of being able to raise equity and refinance loan facilities for similar types of vessels. The Partnership is in various stages of completion on these matters.

Based on the Partnership’s liquidity at the date these consolidated financial statements were issued, the liquidity it expects to generate from operations over the following year, and by incorporating the Partnership’s plans to raise additional liquidity that it considers probable of completion, the Partnership expects that it will have sufficient liquidity to enable the Partnership to continue as a going concern for at least the one-year period following the issuance of these consolidated financial statements.